EQUITY ACCOUNTED INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2020
Interests In Other Entities [Abstract]
Disclosure of joint ventures	Details of the partnership’s investments in joint ventures and associates, which have been accounted for in accordance with the equity method of accounting, are as follows:

			Proportion of ownership interests/voting rights held by the partnership		Carrying value
(US$ Millions)	Principal activity	Principal place of business	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019
Joint ventures
Canary Wharf Joint Venture(1)	Property holding company	United Kingdom	50%	50%	$3,440	$3,578
Manhattan West, New York	Property holding company	United States	56%	56%	2,122	1,918
Ala Moana Center, Hawaii	Property holding company	United States	50%	50%	1,862	1,946
BPYU JV Pool A	Property holding company	United States	50%	50%	1,723	1,882
BPYU JV Pool B	Property holding company	United States	51%	51%	1,121	1,366
Fashion Show, Las Vegas	Property holding company	United States	50%	50%	835	832
BPYU JV Pool C	Property holding company	United States	50%	50%	692	777
Grace Building, New York	Property holding company	United States	50%	50%	676	716
BPYU JV Pool D	Property holding company	United States	48%	48%	548	649
Southern Cross East, Melbourne	Property holding company	Australia	50%	50%	433	466
The Grand Canal Shoppes, Las Vegas	Property holding company	United States	50%	50%	416	414
One Liberty Plaza, New York	Property holding company	United States	51%	51%	382	409
680 George Street, Sydney	Property holding company	Australia	50%	50%	375	340
The Mall in Columbia, Maryland	Property holding company	United States	50%	50%	298	282
Brookfield D.C. Office Partners LLC ("D.C. Fund"), Washington, D.C.	Property holding company	United States	51%	51%	257	283
Potsdamer Platz, Berlin	Property holding company	Germany	25%	25%	255	225
BPYU JV Pool F	Property holding company	United States	51%	51%	253	278
BPYU JV Pool G	Property holding company	United States	68%	68%	251	254
Baybrook Mall, Texas	Property holding company	United States	51%	51%	251	332
Brookfield Brazil Retail Fundo de Investimento em Participaçõe (“Brazil Retail”)	Holding company	Brazil	46%	46%	251	335
Shops at La Cantera, Texas	Property holding company	United States	50%	50%	249	249
Miami Design District, Florida	Property holding company	United States	22%	22%	238	252
Other(2)(3)	Various	Various	14% - 55%	14% - 55%	2,510	2,645
					19,438	20,428
Associates
Other	Various	Various	16% -31%	23% - 31%	281	336
					281	336
Total					$19,719	$20,764
(1)Stork Holdco LP is the joint venture through which the partnership acquired Canary Wharf Group plc in London.
(2)Other joint ventures consists of approximately 36 joint ventures, all of which have a carrying value below $238 million.
(3)Other joint ventures includes $38 million related to the Atlantis Paradise Island resort (the “Atlantis”). Refer to Note 8, Property, Plant And Equipment for further information.
The following tables present the gross assets and liabilities of the partnership’s equity accounted investments as of December 31, 2020 and 2019:

	Dec. 31, 2020
(US$ Millions)	Current assets	Non-current assets	Current liabilities	Non-current liabilities	Net assets
Joint ventures
Canary Wharf Joint Venture	$1,608	$13,160	$2,146	$5,742	$6,880
Manhattan West	361	7,775	497	3,850	3,789
Ala Moana	156	5,508	50	1,889	3,725
BPYU JV Pool A	256	5,618	108	2,320	3,446
BPYU JV Pool B	301	5,572	161	3,514	2,198
Fashion Show	54	2,461	16	829	1,670
BPYU JV Pool C	67	2,090	37	655	1,465
Grace Building	130	2,495	34	1,237	1,354
BPYU JV Pool D	67	1,619	69	469	1,148
Southern Cross East	8	869	10	—	867
The Grand Canal Shoppes	49	1,794	38	974	831
One Liberty Plaza	40	1,681	118	853	750
680 George Street	9	749	7	—	751
The Mall in Columbia	29	825	13	246	595
D.C. Fund	45	1,241	353	429	504
Potsdamer Platz	69	2,397	42	1,402	1,022
BPYU JV Pool F	21	709	6	227	497
BPYU JV Pool G	19	721	15	355	370
Baybrook Mall	19	718	13	232	492
Brazil Retail	27	764	6	74	711
The Shops at La Cantera	20	736	11	246	499
Miami Design District	68	1,635	50	576	1,077
Other	1,540	13,881	1,088	7,279	7,054
	4,963	75,018	4,888	33,398	41,695
Associates
Other	91	2,800	998	1,111	782
	91	2,800	998	1,111	782
Total	$5,054	$77,818	$5,886	$34,509	$42,477

	Dec. 31, 2019
(US$ Millions)	Current assets	Non-current assets	Current liabilities	Non-current liabilities	Net assets
Joint ventures
Canary Wharf Joint Venture	$1,219	$13,432	$1,344	$6,151	$7,156
Ala Moana	99	5,717	43	1,882	3,891
Manhattan West	215	6,502	1,659	1,633	3,425
BPYU JV Pool A	218	5,862	125	2,191	3,764
BPYU JV Pool B	230	6,085	102	3,534	2,679
Fashion Show	38	2,475	20	828	1,665
BPYU JV Pool C	41	2,295	34	666	1,636
Grace Building	44	2,304	16	896	1,436
BPYU JV Pool D	50	2,183	82	790	1,361
Southern Cross East	6	933	7	—	932
The Grand Canal Shoppes	54	1,782	35	974	827
One Liberty Plaza	28	1,666	39	854	801
680 George Street	3	680	4	—	679
Brazil Retail	31	1,024	11	95	949
Baybrook Mall	14	883	11	236	650
D.C. Fund	50	1,298	190	604	554
The Mall in Columbia	27	867	9	321	564
BPYU JV Pool F	9	768	5	227	545
BPYU JV Pool G	13	733	15	360	371
Miami Design District	53	1,683	29	570	1,137
Other(1)	1,821	14,706	1,971	6,236	8,320
	4,263	73,878	5,751	29,048	43,342
Associates
Other	123	1,837	35	1,045	880
	123	1,837	35	1,045	880
Total	$4,386	$75,715	$5,786	$30,093	$44,222
(1)BPYU JV Pool E, Forest City Joint Ventures and The Shops at Merrick Park are included in Other as they have carrying values of nil due to transaction activity and deconsolidation during 2019.
Summarized financial information in respect of the partnership’s equity accounted investments for the years ended December 31, 2020, 2019 and 2018 is set out below:

	Year ended December 31, 2020
(US$ Millions)	Revenue	Expenses	Fair value gains (losses)	Income from EAI(1)	Net (loss) income	Other compre- hensive (loss)income	Partnership’s share of net income	Distributions received
Joint ventures
Canary Wharf Joint Venture	$619	$377	$(713)	$19	$(452)	$(4)	$(226)	$4
Manhattan West	259	179	379	—	459	(75)	257	221
Ala Moana	269	158	(279)	—	(168)	—	(84)	9
BPYU JV Pool A	353	230	(543)	—	(420)	—	(210)	—
BPYU JV Pool B	483	356	(601)	4	(470)	—	(240)	—
Fashion Show	103	56	(46)	—	1	—	—	8
BPYU JV Pool C	145	80	(222)	—	(157)	—	(78)	6
Grace Building	108	95	121	—	134	—	67	123
BPYU JV Pool D	71	36	(203)	17	(151)	—	(72)	3
Southern Cross East	40	6	6	—	40	—	20	18
The Grand Canal Shoppes	92	84	(18)	—	(10)	—	(5)	—
One Liberty Plaza	149	88	(34)	—	27	(35)	14	21
680 George Street	36	9	3	—	30	—	15	12
The Mall in Columbia	55	33	(58)	—	(36)	—	(18)	—
D.C. Fund	115	80	(89)	—	(54)	(1)	(27)	—
Potsdamer Platz	79	61	25	—	43	—	11	—
BPYU JV Pool F	37	7	(64)	—	(34)	—	(18)	—
BPYU JV Pool G	48	33	(27)	—	(12)	—	(8)	—
Baybrook Mall	40	26	(134)	—	(120)	—	(61)	—
Brazil Retail	28	12	(22)	—	(6)	—	(3)	5
Shops at La Cantera	11	24	(28)	31	(10)	—	(5)	—
Miami Design District	65	88	(51)	—	(74)	—	(16)	—
Other	1,063	832	(7)	13	237	8	28	188
	4,268	2,950	(2,605)	84	(1,203)	(107)	(659)	618
Associates
Other	92	186	(39)	(2)	(135)	(939)	(90)	—
	92	186	(39)	(2)	(135)	(939)	(90)	—
Total	$4,360	$3,136	$(2,644)	$82	$(1,338)	$(1,046)	$(749)	$618
(1)Share of net earnings from equity accounted investments recorded by the partnership’s joint ventures and associates.

	Year ended December 31, 2019
(US$ Millions)	Revenue	Expenses	Fair value gains (losses)	Income from EAI(1)	Net income	Other compre- hensive income	Partnership’s share of net income	Distributions received
Joint ventures
Canary Wharf Joint Venture	$555	$320	$126	$22	$383	$(11)	$191	$9
Ala Moana	300	149	758	—	909	—	455	48
Manhattan West	201	136	155	—	220	(43)	123	42
BPYU JV Pool A	379	214	172	—	337	—	168	6
BPYU JV Pool B	564	350	(50)	65	229	—	116	—
Fashion Show	118	57	(112)	—	(51)	—	(26)	15
BPYU JV Pool C	158	73	7	—	92	—	46	10
Grace Building	107	84	215	—	238	—	119	—
BPYU JV Pool D	—	—	(49)	64	15	—	8	5
Southern Cross East	42	6	110	—	146	—	73	5
The Grand Canal Shoppes	138	73	(44)	—	21	—	11	21
One Liberty Plaza	134	84	(25)	—	25	(33)	13	9
680 George Street	36	9	47	—	74	—	37	15
Brazil Retail	59	54	157	—	162	—	75	39
Baybrook Mall	45	26	204	—	223	—	114	—
D.C. Fund	125	82	(50)	—	(7)	—	(4)	—
The Mall in Columbia	56	29	5	—	32	—	16	—
BPYU JV Pool F	39	17	178	—	200	—	102	—
BPYU JV Pool G	53	32	50	—	71	—	48	—
Miami Design District	72	67	(234)	—	(229)	—	(51)	—
Other(2)	1,746	1,217	349	11	889	(17)	359	142
	4,927	3,079	1,969	162	3,979	(104)	1,993	366
Associates
Diplomat	172	181	(6)	—	(15)	—	(13)	73
BPREP	—	—	—	—	—	—	—	—
Other	216	251	(10)	3	(42)	50	(11)	31
	388	432	(16)	3	(57)	50	(24)	104
Total	$5,315	$3,511	$1,953	$165	$3,922	$(54)	$1,969	$470
(1)Share of net earnings from equity accounted investments recorded by the partnership’s joint ventures and associates.
(2)Includes BPYU JV Pool E, Forest City Joint Ventures and The Shops at Merrick Park as they have carrying values of nil due to transaction activity and deconsolidation during 2019.

	Year ended December 31, 2018
(US$ Millions)	Revenue	Expenses	Fair value gains (losses)	Income of EAI(1)	Net income	Other compre- hensive income	Partnership’s share of net income	Distributions received
Joint ventures
Canary Wharf Joint Venture	$547	$125	$(72)	$(1)	$350	$8	$175	$—
BPYU JV Pool A	162	77	(5)	—	81	—	41	—
Manhattan West	123	104	423	—	442	(15)	248	—
Ala Moana	78	38	(6)	—	34	—	17	8
Forest City(2)	48	35	—	—	14	—	8	—
BPYU JV Pool B	208	112	(7)	8	96	—	49	1
Fashion Show	32	13	(2)	—	16	—	8	3
BPYU JV Pool C	52	23	(1)	—	28	—	14	6
BPYU JV Pool D	—	—	—	26	26	—	12	2
BPYU JV Pool E	49	15	(2)	—	31	—	11	3
The Grand Canal Shoppes	30	18	(1)	—	11	—	5	2
Grace Building	125	83	(34)	—	8	—	4	8
One Liberty Plaza	114	84	9	—	40	(10)	21	9
Southern Cross East	45	7	38	—	76	—	38	—
680 George Street	34	9	136	—	161	—	56	18
Brazil Retail	61	30	59	—	89	—	41	20
D.C. Fund	131	81	(45)	—	5	—	2	22
Miami Design District	24	24	(1)	—	(2)	—	—	—
The Mall in Columbia	19	9	(1)	—	9	—	5	—
Shops at Merrick Park	17	6	—	—	11	—	6	1
Other	1,290	897	696	(22)	1,068	(19)	409	143
	3,189	1,790	1,184	11	2,594	(36)	1,170	246
Associates
GGP(3)	1,536	1,221	(1,598)	271	(1,012)	(15)	(274)	214
CXTD(4)	142	60	18	(3)	97	—	21	10
Diplomat	174	175	—	—	(1)	77	(1)	18
BPREP	60	(10)	1	—	71	—	9	4
Other	263	261	71	1	74	76	22	26
	2,175	1,707	(1,508)	269	(771)	138	(223)	272
Total	$5,364	$3,497	$(324)	$280	$1,823	$102	$947	$518
(1)Share of net earnings from equity accounted investments recorded by the partnership’s joint ventures and associates.
(2) The partnership deconsolidated it’s investment in Forest City due to deconsolidation of BSREP III in the first quarter of 2019.
(3) Includes net income presented before allocation to non-controlling interests and preferred dividends from GGP prior to the GGP acquisition in the third quarter of 2018.
(4) The partnership sold it’s interest in CXTD in the first quarter of 2019.

Disclosure of associates	Details of the partnership’s investments in joint ventures and associates, which have been accounted for in accordance with the equity method of accounting, are as follows:

			Proportion of ownership interests/voting rights held by the partnership		Carrying value
(US$ Millions)	Principal activity	Principal place of business	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019
Joint ventures
Canary Wharf Joint Venture(1)	Property holding company	United Kingdom	50%	50%	$3,440	$3,578
Manhattan West, New York	Property holding company	United States	56%	56%	2,122	1,918
Ala Moana Center, Hawaii	Property holding company	United States	50%	50%	1,862	1,946
BPYU JV Pool A	Property holding company	United States	50%	50%	1,723	1,882
BPYU JV Pool B	Property holding company	United States	51%	51%	1,121	1,366
Fashion Show, Las Vegas	Property holding company	United States	50%	50%	835	832
BPYU JV Pool C	Property holding company	United States	50%	50%	692	777
Grace Building, New York	Property holding company	United States	50%	50%	676	716
BPYU JV Pool D	Property holding company	United States	48%	48%	548	649
Southern Cross East, Melbourne	Property holding company	Australia	50%	50%	433	466
The Grand Canal Shoppes, Las Vegas	Property holding company	United States	50%	50%	416	414
One Liberty Plaza, New York	Property holding company	United States	51%	51%	382	409
680 George Street, Sydney	Property holding company	Australia	50%	50%	375	340
The Mall in Columbia, Maryland	Property holding company	United States	50%	50%	298	282
Brookfield D.C. Office Partners LLC ("D.C. Fund"), Washington, D.C.	Property holding company	United States	51%	51%	257	283
Potsdamer Platz, Berlin	Property holding company	Germany	25%	25%	255	225
BPYU JV Pool F	Property holding company	United States	51%	51%	253	278
BPYU JV Pool G	Property holding company	United States	68%	68%	251	254
Baybrook Mall, Texas	Property holding company	United States	51%	51%	251	332
Brookfield Brazil Retail Fundo de Investimento em Participaçõe (“Brazil Retail”)	Holding company	Brazil	46%	46%	251	335
Shops at La Cantera, Texas	Property holding company	United States	50%	50%	249	249
Miami Design District, Florida	Property holding company	United States	22%	22%	238	252
Other(2)(3)	Various	Various	14% - 55%	14% - 55%	2,510	2,645
					19,438	20,428
Associates
Other	Various	Various	16% -31%	23% - 31%	281	336
					281	336
Total					$19,719	$20,764
(1)Stork Holdco LP is the joint venture through which the partnership acquired Canary Wharf Group plc in London.
(2)Other joint ventures consists of approximately 36 joint ventures, all of which have a carrying value below $238 million.
(3)Other joint ventures includes $38 million related to the Atlantis Paradise Island resort (the “Atlantis”). Refer to Note 8, Property, Plant And Equipment for further information.
The following tables present the gross assets and liabilities of the partnership’s equity accounted investments as of December 31, 2020 and 2019:

	Dec. 31, 2020
(US$ Millions)	Current assets	Non-current assets	Current liabilities	Non-current liabilities	Net assets
Joint ventures
Canary Wharf Joint Venture	$1,608	$13,160	$2,146	$5,742	$6,880
Manhattan West	361	7,775	497	3,850	3,789
Ala Moana	156	5,508	50	1,889	3,725
BPYU JV Pool A	256	5,618	108	2,320	3,446
BPYU JV Pool B	301	5,572	161	3,514	2,198
Fashion Show	54	2,461	16	829	1,670
BPYU JV Pool C	67	2,090	37	655	1,465
Grace Building	130	2,495	34	1,237	1,354
BPYU JV Pool D	67	1,619	69	469	1,148
Southern Cross East	8	869	10	—	867
The Grand Canal Shoppes	49	1,794	38	974	831
One Liberty Plaza	40	1,681	118	853	750
680 George Street	9	749	7	—	751
The Mall in Columbia	29	825	13	246	595
D.C. Fund	45	1,241	353	429	504
Potsdamer Platz	69	2,397	42	1,402	1,022
BPYU JV Pool F	21	709	6	227	497
BPYU JV Pool G	19	721	15	355	370
Baybrook Mall	19	718	13	232	492
Brazil Retail	27	764	6	74	711
The Shops at La Cantera	20	736	11	246	499
Miami Design District	68	1,635	50	576	1,077
Other	1,540	13,881	1,088	7,279	7,054
	4,963	75,018	4,888	33,398	41,695
Associates
Other	91	2,800	998	1,111	782
	91	2,800	998	1,111	782
Total	$5,054	$77,818	$5,886	$34,509	$42,477

	Dec. 31, 2019
(US$ Millions)	Current assets	Non-current assets	Current liabilities	Non-current liabilities	Net assets
Joint ventures
Canary Wharf Joint Venture	$1,219	$13,432	$1,344	$6,151	$7,156
Ala Moana	99	5,717	43	1,882	3,891
Manhattan West	215	6,502	1,659	1,633	3,425
BPYU JV Pool A	218	5,862	125	2,191	3,764
BPYU JV Pool B	230	6,085	102	3,534	2,679
Fashion Show	38	2,475	20	828	1,665
BPYU JV Pool C	41	2,295	34	666	1,636
Grace Building	44	2,304	16	896	1,436
BPYU JV Pool D	50	2,183	82	790	1,361
Southern Cross East	6	933	7	—	932
The Grand Canal Shoppes	54	1,782	35	974	827
One Liberty Plaza	28	1,666	39	854	801
680 George Street	3	680	4	—	679
Brazil Retail	31	1,024	11	95	949
Baybrook Mall	14	883	11	236	650
D.C. Fund	50	1,298	190	604	554
The Mall in Columbia	27	867	9	321	564
BPYU JV Pool F	9	768	5	227	545
BPYU JV Pool G	13	733	15	360	371
Miami Design District	53	1,683	29	570	1,137
Other(1)	1,821	14,706	1,971	6,236	8,320
	4,263	73,878	5,751	29,048	43,342
Associates
Other	123	1,837	35	1,045	880
	123	1,837	35	1,045	880
Total	$4,386	$75,715	$5,786	$30,093	$44,222
(1)BPYU JV Pool E, Forest City Joint Ventures and The Shops at Merrick Park are included in Other as they have carrying values of nil due to transaction activity and deconsolidation during 2019.
Summarized financial information in respect of the partnership’s equity accounted investments for the years ended December 31, 2020, 2019 and 2018 is set out below:

	Year ended December 31, 2020
(US$ Millions)	Revenue	Expenses	Fair value gains (losses)	Income from EAI(1)	Net (loss) income	Other compre- hensive (loss)income	Partnership’s share of net income	Distributions received
Joint ventures
Canary Wharf Joint Venture	$619	$377	$(713)	$19	$(452)	$(4)	$(226)	$4
Manhattan West	259	179	379	—	459	(75)	257	221
Ala Moana	269	158	(279)	—	(168)	—	(84)	9
BPYU JV Pool A	353	230	(543)	—	(420)	—	(210)	—
BPYU JV Pool B	483	356	(601)	4	(470)	—	(240)	—
Fashion Show	103	56	(46)	—	1	—	—	8
BPYU JV Pool C	145	80	(222)	—	(157)	—	(78)	6
Grace Building	108	95	121	—	134	—	67	123
BPYU JV Pool D	71	36	(203)	17	(151)	—	(72)	3
Southern Cross East	40	6	6	—	40	—	20	18
The Grand Canal Shoppes	92	84	(18)	—	(10)	—	(5)	—
One Liberty Plaza	149	88	(34)	—	27	(35)	14	21
680 George Street	36	9	3	—	30	—	15	12
The Mall in Columbia	55	33	(58)	—	(36)	—	(18)	—
D.C. Fund	115	80	(89)	—	(54)	(1)	(27)	—
Potsdamer Platz	79	61	25	—	43	—	11	—
BPYU JV Pool F	37	7	(64)	—	(34)	—	(18)	—
BPYU JV Pool G	48	33	(27)	—	(12)	—	(8)	—
Baybrook Mall	40	26	(134)	—	(120)	—	(61)	—
Brazil Retail	28	12	(22)	—	(6)	—	(3)	5
Shops at La Cantera	11	24	(28)	31	(10)	—	(5)	—
Miami Design District	65	88	(51)	—	(74)	—	(16)	—
Other	1,063	832	(7)	13	237	8	28	188
	4,268	2,950	(2,605)	84	(1,203)	(107)	(659)	618
Associates
Other	92	186	(39)	(2)	(135)	(939)	(90)	—
	92	186	(39)	(2)	(135)	(939)	(90)	—
Total	$4,360	$3,136	$(2,644)	$82	$(1,338)	$(1,046)	$(749)	$618
(1)Share of net earnings from equity accounted investments recorded by the partnership’s joint ventures and associates.

	Year ended December 31, 2019
(US$ Millions)	Revenue	Expenses	Fair value gains (losses)	Income from EAI(1)	Net income	Other compre- hensive income	Partnership’s share of net income	Distributions received
Joint ventures
Canary Wharf Joint Venture	$555	$320	$126	$22	$383	$(11)	$191	$9
Ala Moana	300	149	758	—	909	—	455	48
Manhattan West	201	136	155	—	220	(43)	123	42
BPYU JV Pool A	379	214	172	—	337	—	168	6
BPYU JV Pool B	564	350	(50)	65	229	—	116	—
Fashion Show	118	57	(112)	—	(51)	—	(26)	15
BPYU JV Pool C	158	73	7	—	92	—	46	10
Grace Building	107	84	215	—	238	—	119	—
BPYU JV Pool D	—	—	(49)	64	15	—	8	5
Southern Cross East	42	6	110	—	146	—	73	5
The Grand Canal Shoppes	138	73	(44)	—	21	—	11	21
One Liberty Plaza	134	84	(25)	—	25	(33)	13	9
680 George Street	36	9	47	—	74	—	37	15
Brazil Retail	59	54	157	—	162	—	75	39
Baybrook Mall	45	26	204	—	223	—	114	—
D.C. Fund	125	82	(50)	—	(7)	—	(4)	—
The Mall in Columbia	56	29	5	—	32	—	16	—
BPYU JV Pool F	39	17	178	—	200	—	102	—
BPYU JV Pool G	53	32	50	—	71	—	48	—
Miami Design District	72	67	(234)	—	(229)	—	(51)	—
Other(2)	1,746	1,217	349	11	889	(17)	359	142
	4,927	3,079	1,969	162	3,979	(104)	1,993	366
Associates
Diplomat	172	181	(6)	—	(15)	—	(13)	73
BPREP	—	—	—	—	—	—	—	—
Other	216	251	(10)	3	(42)	50	(11)	31
	388	432	(16)	3	(57)	50	(24)	104
Total	$5,315	$3,511	$1,953	$165	$3,922	$(54)	$1,969	$470
(1)Share of net earnings from equity accounted investments recorded by the partnership’s joint ventures and associates.
(2)Includes BPYU JV Pool E, Forest City Joint Ventures and The Shops at Merrick Park as they have carrying values of nil due to transaction activity and deconsolidation during 2019.

	Year ended December 31, 2018
(US$ Millions)	Revenue	Expenses	Fair value gains (losses)	Income of EAI(1)	Net income	Other compre- hensive income	Partnership’s share of net income	Distributions received
Joint ventures
Canary Wharf Joint Venture	$547	$125	$(72)	$(1)	$350	$8	$175	$—
BPYU JV Pool A	162	77	(5)	—	81	—	41	—
Manhattan West	123	104	423	—	442	(15)	248	—
Ala Moana	78	38	(6)	—	34	—	17	8
Forest City(2)	48	35	—	—	14	—	8	—
BPYU JV Pool B	208	112	(7)	8	96	—	49	1
Fashion Show	32	13	(2)	—	16	—	8	3
BPYU JV Pool C	52	23	(1)	—	28	—	14	6
BPYU JV Pool D	—	—	—	26	26	—	12	2
BPYU JV Pool E	49	15	(2)	—	31	—	11	3
The Grand Canal Shoppes	30	18	(1)	—	11	—	5	2
Grace Building	125	83	(34)	—	8	—	4	8
One Liberty Plaza	114	84	9	—	40	(10)	21	9
Southern Cross East	45	7	38	—	76	—	38	—
680 George Street	34	9	136	—	161	—	56	18
Brazil Retail	61	30	59	—	89	—	41	20
D.C. Fund	131	81	(45)	—	5	—	2	22
Miami Design District	24	24	(1)	—	(2)	—	—	—
The Mall in Columbia	19	9	(1)	—	9	—	5	—
Shops at Merrick Park	17	6	—	—	11	—	6	1
Other	1,290	897	696	(22)	1,068	(19)	409	143
	3,189	1,790	1,184	11	2,594	(36)	1,170	246
Associates
GGP(3)	1,536	1,221	(1,598)	271	(1,012)	(15)	(274)	214
CXTD(4)	142	60	18	(3)	97	—	21	10
Diplomat	174	175	—	—	(1)	77	(1)	18
BPREP	60	(10)	1	—	71	—	9	4
Other	263	261	71	1	74	76	22	26
	2,175	1,707	(1,508)	269	(771)	138	(223)	272
Total	$5,364	$3,497	$(324)	$280	$1,823	$102	$947	$518
(1)Share of net earnings from equity accounted investments recorded by the partnership’s joint ventures and associates.
(2) The partnership deconsolidated it’s investment in Forest City due to deconsolidation of BSREP III in the first quarter of 2019.
(3) Includes net income presented before allocation to non-controlling interests and preferred dividends from GGP prior to the GGP acquisition in the third quarter of 2018.
(4) The partnership sold it’s interest in CXTD in the first quarter of 2019.

Certain of the partnership’s investment in joint ventures and associates are subject to restrictions over the extent to which they can remit funds to the partnership in the form of the cash dividends or repayments of loans and advances as a result of borrowing arrangements, regulatory restrictions and other contractual requirements.

Schedule of change in equity investments
The following table presents the change in the balance of the partnership’s equity accounted investments as of December 31, 2020 and 2019:

(US$ Millions) Years ended Dec. 31,	2020	2019
Equity accounted investments, beginning of year	$20,764	$22,698
Additions(1)	522	684
Disposals and return of capital distributions	(108)	(764)
Share of net (losses) earnings from equity accounted investments	(749)	1,969
Distributions received	(618)	(470)
Foreign currency translation	107	127
Reclassification from(to) assets held for sale(2)	121	(189)
Impact of deconsolidation of BSREP III(3)	—	(1,434)
Other comprehensive income and other(4)	(320)	(1,857)
Equity accounted investments, end of year	$19,719	$20,764
(1)Includes $70 million related to the Atlantis resort due to deconsolidation of the investment in the third quarter of 2020.
(2)The partnership’s interest in the Diplomat was reclassified to assets held for sale in the fourth quarter of 2019 and reclassified back to equity accounted investments in the second quarter of 2020.
(3)Includes the impact of the deconsolidation of BSREP III investments, primarily Forest City. See above for further information.
(4)The partnership acquired an incremental interest in Park Meadows in Colorado, Towson Town Center in Maryland, Perimeter Mall in Georgia, Shops at Merrick Park in Florida and 730 Fifth Avenue in New York during 2019, bringing its ownership in each of the malls to 100%. As a result, the partnership now consolidate its interest in the assets. The partnership also acquired an incremental interest in One and Two London Wall Place in London during 2019. As a result, the partnership now consolidates its interest in the assets.

Equity method investments, valuation techniques and assumptions
The key valuation metrics for the partnership’s commercial properties held within the partnership’s equity accounted investments are set forth in the table below on a weighted-average basis:

		Dec. 31, 2020			Dec. 31, 2019
Equity accounted investments	Primary valuation method	Discount rate	Terminal capitalization rate	Investment horizon (yrs.)	Discount rate	Terminal capitalization rate	Investment horizon (yrs.)
Core Office
United States	Discounted cash flow	6.4%	4.7%	11	6.8%	4.9%	11
Australia	Discounted cash flow	6.3%	5.3%	10	6.5%	5.2%	10
Europe	Discounted cash flow	5.6%	4.7%	10	4.6%	5.0%	10
Core Retail
United States	Discounted cash flow	6.3%	4.9%	10	6.3%	4.9%	10
LP Investments - Office	Discounted cash flow	6.0%	5.3%	10	6.0%	5.3%	10
LP Investments - Retail	Discounted cash flow	7.4%	6.1%	10	7.4%	6.2%	10
Multifamily(1)	Direct capitalization	4.3%	n/a	n/a	5.3%	n/a	n/a
(1)The valuation method used to value multifamily investments is the direct capitalization method. The rates presented as the discount rate relate to the overall implied capitalization rate. The terminal capitalization rate and investment horizon are not applicable.